Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Property, Plant and Equipment

United States Dollars					United States Dollars
31 December 2018					31 December 2019
Land, mineral rights and rehabilitation assets	Mine development, infrastructure and other assets 1,2	Total		Total	Right-of-use assets relating to mine development, infrastructure and other assets	Mine development, infrastructure and other assets 1	Land, mineral rights and rehabilitation assets
			13. PROPERTY, PLANT AND EQUIPMENT
			Cost
674.3	9,886.4	10,560.7	Balance at beginning of the year	10,276.3	—	9,662.3	614.0
(10.4)	10.4	—	Reclassifications	—	0.4	271.7	(272.1)
14.0	800.2	814.2	Additions	612.5	—	582.1	30.4

—	96.2	96.2	Finance leases capitalised (refer note 33)	—	—	—	—
—	—	—	Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16	—	88.6	(88.6)	—
—	—	—	Right-of-use assets capitalised on adoption of IFRS 16 (refer note 33)	209.6	209.6	—	—
—	—	—	Right-of-use assets capitalised during the year (refer note 33)	67.3	67.3	—	—
—	—	—	Remeasurements of right-of-use assets capitalised (refer note 33) 2	5.9	5.9	—	—
—	17.5	17.5	General borrowing costs capitalised 3	31.0	—	31.0	—
(34.1)	(494.6)	(528.7)	Disposals	(14.3)	—	(11.0)	(3.3)
—	—	—	Disposal of subsidiary	(10.0)	—	(10.0)	—
—	—	—	Scrapping of assets	(388.1)	(0.3)	(381.6)	(6.2)
24.1	—	24.1	Changes in estimates of rehabilitation assets	66.1	—	—	66.1
(53.9)	(653.8)	(707.7)	Translation adjustment	116.1	1.5	111.2	3.4

614.0	9,662.3	10,276.3	Balance at end of the year	10,972.4	373.0	10,167.1	432.3

			Accumulated depreciation and impairment
34.7	5,633.1	5,667.8	Balance at beginning of the year	6,017.1	—	5,981.6	35.5
10.1	658.3	668.4	Charge for the year	610.0	42.0	555.1	12.9
—	—	—	Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16	—	1.3	(1.3)	—
—	411.7	411.7	Impairment and reversal of impairment, net 4	0.2	0.2	—	—
—	37.7	37.7	Write-off of exploration and evaluation assets 5	30.0	—	30.0	—
(6.6)	(391.6)	(398.2)	Disposals	(11.8)	—	(8.7)	(3.1)
—	—	—	Disposal of subsidiary	(4.1)	—	(4.1)	—
—	—	—	Scrapping of assets	(388.1)	(0.3)	(381.6)	(6.2)
(2.7)	(367.6)	(370.3)	Translation adjustment	62.0	0.8	56.7	4.5

35.5	5,981.6	6,017.1	Balance at end of the year	6,315.3	44.0	6,227.7	43.6

578.5	3,680.7	4,259.2	Carrying value at end of the year	4,657.1	329.0	3,939.4	388.7

1	Included in the cost of mine development, infrastructure and other assets are exploration and evaluation assets amounting to US$nil (2018: US$12.6 million).
2	The remeasurements relate mainly to leases at the Group’s Australian operations that have variable payments linked to the Austalian consumer price index (“CPI”).
3
General borrowing costs of US$31.0 million (2018: US$17.5 million) arising on group general borrowings were capitalised during the period and comprised US$20.0 million (2018: US9.9 million) borrowings costs related to the Damang reinvestment project and US$11.0 million (2018: US7.6 million) borrowings costs related to the Gruyere project. An average interest capitalisation rate of 6.2% (2018: 5.9%) was applied.

4
The impairment of US$0.2 million (2018: US$411.7 million) is made up of US$0.2 million (2018: US$1.9 million) impairment of property, plant and equipment and US$nil (2018: US$409.8 million) impairment of the South Deep cash-generating unit.

5
The
write-off
of exploration and evaluation assets is due to specific exploration programmes not yielding results to warrant further exploration at the Group’s Australian operations and the US$30.0 million (2018: US$37.7 million) is included in the US$84.4 million (2018: US$104.2 million) “Exploration expense” in the consolidated income statement.